Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Carbon Collective Climate Solutions U.S. Equity ETF
Shareholder Report [Line Items]
Fund Name	Carbon Collective Climate Solutions U.S. Equity ETF
Class Name	Carbon Collective Climate Solutions U.S. Equity ETF
Trading Symbol	CCSO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carbon Collective Climate Solutions U.S. Equity ETF (the "Fund") for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.carboncollectivefunds.com/ccso/. You can also request this information by contacting us at (833) 794-0140 or by writing to the Carbon Collective Climate Solutions U.S. Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 794-0140
Additional Information Website	www.carboncollectivefunds.com/ccso/
Expenses [Text Block]

What were the Fund costs for the past year
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Carbon Collective Climate Solutions U.S. Equity ETF	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund performed strongly, gaining 21.04% to the S&P 500®’s 16.33%.

Several key factors influenced this performance:

● Rising Electricity Demand: AI and electrification have been sharply pushing up electricity demand in the US, providing a tailwind to not just renewables but other key climate solutions like nuclear and batteries. This trend is exemplified by the fund’s top holding, GE Vernova which experienced a >200% return over this timeline.

● Surprising Political Resilience: In spite of the One Big Beautiful Bill (“OBBB”) and the Trump administration being very anti-renewables, the sectors, solar in particularly, performed well over the period. We believe this is largely due to a real vs. unknown political floor being in place, something manufacturers and employers could start to build around.

● Relatively Low Exposure to Renewables: That said, the Fund still has relatively low exposure to the “classic” climate solutions of renewable energy as these companies’ share of the overall stock market has declined significantly since 2020. So, even though certain industries such as wind energy have performed poorly, their impact was mitigated by being relatively small holdings in the Fund.

Positioning

Energy-related climate solutions have only saw more demand during the reporting period to scale electricity output, so the Fund remains positioned within these industries. Such solutions have been one of the main viable pathways to meeting the levels of electricity generation that AI data centers are calling for and we've seen their economics improve vs. worsen for fossil fuel electricity generation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2025:	1 Year	Since Inception (9/19/22)
Carbon Collective Climate Solutions U.S. Equity ETF - at NAV	21.04%	6.60%
S&P 500® Total Return Index	16.33%	20.27%

Performance Inception Date	Sep. 19, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.carboncollectivefunds.com/ccso/ for more recent performance information.
Net Assets	$ 34,285,000
Holdings Count | Holdings	122
Advisory Fees Paid, Amount	$ 108,091
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$34,285
Number of Holdings	122
Total Advisory Fee	$108,091
Portfolio Turnover Rate	29%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Sector Breakdown - Investments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(Percentage of Net Assets)
GE Vernova, Inc.	8.6
Quanta Services, Inc.	6.1
Johnson Controls International PLC	5.4
Carrier Global Corp.	4.5
Southern Copper Corp.	4.4
Waste Management, Inc.	3.8
Waste Connections, Inc.	3.7
Republic Services, Inc.	3.7
Nucor Corp.	3.4
Cameco Corp.	3.3

Carbon Collective Short Duration Green Bond ETF
Shareholder Report [Line Items]
Fund Name	Carbon Collective Short Duration Green Bond ETF
Class Name	Carbon Collective Short Duration Green Bond ETF
Trading Symbol	CCSB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carbon Collective Short Duration Green Bond ETF (the "Fund") for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.carboncollectivefunds.com/ccsb/. You can also request this information by contacting us at (833) 794-0140 or by writing to the Carbon Collective Short Duration Green Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 794-0140
Additional Information Website	www.carboncollectivefunds.com/ccsb/
Expenses [Text Block]

What were the Fund costs for the past year
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Carbon Collective Short Duration Green Bond ETF	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund delivered as the Fund managers expected: a steady, up and to the right return, 5.24%, which meaningfully outpaced a money market fund, net of fees.

Several key factors influenced this performance:

● Staying Short: The Fund managers generally adopted a position to stay at the short end of the yield curve until they were paid to take on more risk.

● Staying Investment Grade: Particularly in response to Liberation Day, Investment Grade corporate credit emerged over this period as an area of lower volatility for bond holders. As this is the primary holding the fund invests in, the Fund benefited from this trend while also avoiding hits to NAV that other bond funds with higher yield exposure experienced.

● Market Volatility: There has been significant bond market volatility in response to the political events of this period. The Fund managers were able to leverage such sudden jumps in treasury markets to generate alpha for the Fund.

Positioning

With the yield curve normalizing over the period, the Fund managers had extended holdings duration as the Fund has captured more value for extra risk.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2025:	1 Year	Since Inception (4/11/24)
Carbon Collective Short Duration Green Bond ETF	5.24%	5.88%
Bloomberg U.S. Aggregate Bond Index	3.38%	6.12%

Performance Inception Date	Apr. 11, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.carboncollectivefunds.com/ccsb/ for more recent performance information.
Net Assets	$ 20,764,000
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 79,781
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$20,764
Number of Holdings	35
Total Advisory Fee	$79,781
Portfolio Turnover Rate	100%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Sector Breakdown - Investments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(Percentage of Net Assets)
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/2031	7.3
Dominion Energy, Inc., 2.25%, 08/15/2031	4.8
AES Corp., 1.38%, 01/15/2026	4.7
Public Service Co. of Oklahoma, 2.20%, 08/15/2031	4.2
JPMorgan Chase & Co., 6.07% (SOFR + 1.33%), 10/22/2027	3.9
Brookfield Finance, Inc., 2.72%, 04/15/2031	3.9
Santander Holdings USA, Inc., 5.81% (SOFR + 2.33%), 09/09/2026	3.9
Micron Technology, Inc., 2.70%, 04/15/2032	3.8
Lennox International, Inc., 1.35%, 08/01/2025	3.6
Jabil, Inc., 4.25%, 05/15/2027	3.6